CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net revenues
Total net revenues	$ 369,636	$ 324,795
Gross profit	130,382	117,120
Operating expenses
Selling	23,029	18,435
General and administrative	43,040	24,757
Research and development	36,660	28,601
VAT refunds and government subsidies	(10,782)	(8,890)
Total operating expenses	91,947	62,903
Other income, net	959	2,774
Income from operations	38,435	54,217
Foreign exchange loss	(1,714)	(5,668)
Gains on disposal of an investment in an equity investee	7,995	0
Share of net income of equity investees	986	4,659
Interest income	6,183	6,720
Interest expenses	(366)	(277)
Dividend income from equity investments	179	3
Income before income taxes	52,657	62,428
Income tax expenses	8,669	10,666
Net income	43,988	51,762
Less: net losses attributable to non-controlling interests	(341)	(151)
Net income attributable to Hollysys Automation Technologies Ltd.	44,329	51,913
Other comprehensive (loss) income, net of tax of nil
Translation adjustments	16,559	83,653
Comprehensive income	60,547	135,415
Less: comprehensive income (loss) attributable to non-controlling interests	(175)	53
Comprehensive income attributable to Hollysys Automation Technologies Ltd.	$ 60,722	$ 135,362
Net income per share:
Basic	$ 0.73	$ 0.86
Diluted	$ 0.72	$ 0.86
Shares used in net income per share computation:
Basic	60,884,346	60,498,431
Diluted	61,556,602	60,693,633
Integrated Solution Contracts [Member]
Net revenues
Total net revenues	$ 291,068	$ 248,174
Cost of revenue	213,963	181,737
Product sales [Member]
Net revenues
Total net revenues	19,517	15,026
Cost of revenue	4,898	2,947
Service [Member]
Net revenues
Total net revenues	59,051	61,595
Cost of revenue	$ 20,393	$ 22,991